Schedule of Investments (unaudited) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
AGL Energy Ltd.	10,592	$61,027
Alumina Ltd.	17,004	25,529
AMP Ltd.(a)	25,600	18,363
Aristocrat Leisure Ltd.	7,301	198,164
Atlas Arteria Ltd.(b)	5,709	27,785
Australia & New Zealand Banking Group Ltd.	3,863	79,157
Bendigo & Adelaide Bank Ltd.	3,255	24,884
BHP Group Ltd.	49,577	1,911,069
BlueScope Steel Ltd.	4,986	77,533
Charter Hall Group	2,154	26,176
Coles Group Ltd.	1,921	25,675
Commonwealth Bank of Australia	3,607	284,060
CSL Ltd.	4,288	856,067
Iluka Resources Ltd.	19,279	162,161
Insignia Financial Ltd.	14,826	40,740
JB Hi-Fi Ltd.	645	26,071
Macquarie Group Ltd.	685	103,595
Medibank Pvt Ltd.	147,589	339,090
Metcash Ltd.	8,431	28,542
National Australia Bank Ltd.	3,592	86,477
Perpetual Ltd.	785	20,268
QBE Insurance Group Ltd.	6,482	55,585
Qube Holdings Ltd.	10,266	23,924
REA Group Ltd.	5,487	550,068
Scentre Group	7,754	17,630
South32 Ltd.	14,556	55,331
Stockland	12,196	38,649
Westpac Banking Corp.	29,513	533,199
Worley Ltd.	1,778	17,176

		5,713,995

Austria — 0.0%
ams-OSRAM AG(a)	3,837	58,733
ANDRITZ AG	968	44,706
BAWAG Group AG(c)	940	47,431
Erste Group Bank AG	1	36
OMV AG	397	18,970
Raiffeisen Bank International AG	821	11,656

		181,532

Belgium — 0.0%
D’ieteren Group	104	17,512
Solvay SA	763	75,198

		92,710

Brazil — 0.5%
Ambev SA	160,624	519,551
B3 SA - Brasil Bolsa Balcao	95,640	315,583
Banco do Brasil SA	14,131	102,991
CPFL Energia SA	7,190	48,733
EDP - Energias do Brasil SA	5,803	28,667
Embraer SA(a)	18,131	56,971
Energisa SA	6,384	65,448
Engie Brasil Energia SA	2,266	20,580
Equatorial Energia SA	13,177	75,308
Klabin SA	3,440	17,427
Locaweb Servicos de Internet SA(a)(c)	11,405	24,194
Lojas Renner SA	3,607	20,834
Marfrig Global Foods SA	35,118	157,849
Minerva SA	9,765	25,966

Security	Shares	Value

Brazil (continued)
Pagseguro Digital Ltd., Class A(a)	1,821	$36,511
Porto Seguro SA	9,178	40,694
Qualicorp Consultoria e Corretora de Seguros SA	5,785	19,478
Sendas Distribuidora SA	3,000	10,265
StoneCo Ltd., Class A(a)	4,068	47,596
Transmissora Alianca de Energia Eletrica SA	4,997	46,328
Ultrapar Participacoes SA	42,365	125,910
Vale SA	24,613	494,219
XP, Inc., Class A(a)	2,140	64,414

		2,365,517

Canada — 5.0%
Agnico Eagle Mines Ltd.	7,189	439,914
Alimentation Couche-Tard, Inc.	13,644	614,670
AltaGas Ltd.	936	20,964
ARC Resources Ltd.	5,730	76,727
Aritzia, Inc.(a)	652	26,614
Atco Ltd., Class I	2,707	92,958
B2Gold Corp.	8,265	37,948
Bank of Montreal	1,117	131,442
BCE, Inc.	1,614	89,469
BRP, Inc.	770	63,046
Cameco Corp.	1,224	35,648
Canada Goose Holdings, Inc.(a)	10,855	285,812
Canadian Apartment Properties REIT	961	41,241
Canadian National Railway Co.	702	94,169
Canadian Natural Resources Ltd.	33,750	2,089,819
Canadian Pacific Railway Ltd.	12,709	1,048,926
Canadian Utilities Ltd., Class A	1,401	42,944
Cenovus Energy Inc.	12,675	211,292
CI Financial Corp.	5,214	82,830
Colliers International Group, Inc.	189	24,634
Crescent Point Energy Corp.	204,637	1,483,031
Descartes Systems Group, Inc.(a)	255	18,670
Element Fleet Management Corp.	3,770	36,489
Emera, Inc.	1,287	63,797
Enbridge, Inc.	45,479	2,093,602
Fairfax Financial Holdings Ltd.	1,419	774,148
Finning International, Inc.	559	16,831
First Capital Real Estate Investment Trust	1,358	19,498
FirstService Corp.	3,663	529,841
Franco-Nevada Corp.	8,845	1,407,530
George Weston Ltd.	893	109,969
Gildan Activewear, Inc.	455	17,066
Great-West Lifeco, Inc.	24,554	723,569
Hydro One Ltd.(c)	1,280	34,484
IGM Financial, Inc.	991	35,014
Imperial Oil Ltd.	3,013	145,812
Intact Financial Corp.	5,058	747,361
Manulife Financial Corp.	42,031	896,330
National Bank of Canada	1,875	143,728
NexGen Energy Ltd.(a)	9,354	52,975
Onex Corp.	6,828	457,585
Pembina Pipeline Corp.	6,874	258,266
Royal Bank of Canada	5,802	638,793
Shopify, Inc., Class A(a)	312	211,004
Stantec, Inc.	3,224	161,722
Suncor Energy, Inc.	37,184	1,210,566
Teck Resources Ltd., Class B(a)	1,339	54,068
TFI International, Inc.	1,926	205,133
Thomson Reuters Corp.	4,801	521,249

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
TMX Group Ltd.	602	$61,917
Toromont Industries Ltd.	95	9,006
Tourmaline Oil Corp.	28,337	1,305,612
Wheaton Precious Metals Corp.	56,553	2,689,338
Whitecap Resources, Inc.	6,083	50,312
Yamana Gold, Inc.	17,001	94,922

		22,830,305

China — 4.0%
3SBio, Inc.(a)(c)	35,500	28,869
Alibaba Group Holding Ltd.(a)	72,300	986,657
Aluminum Corp. of China Ltd., Class A(a)	222,600	201,829
Aluminum Corp. of China Ltd., Class H(a)	26,000	15,049
Angang Steel Co. Ltd., Class H	30,000	13,694
Anta Sports Products Ltd.	6,200	76,911
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,200	69,027
Autohome, Inc., ADR	942	28,646
BAIC Motor Corp. Ltd., Class H(c)	81,000	26,991
Baidu, Inc., ADR	5,435	719,051
Baidu, Inc., Class A(a)(d)	36,400	642,412
BeiGene Ltd.(a)	900	13,201
Beijing Tiantan Biological Products Corp. Ltd.	4,600	17,788
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.	5,200	227,473
BGI Genomics Co. Ltd., Class A	6,600	83,617
Bilibili, Inc.(a)	1,780	45,312
BOC Hong Kong Holdings Ltd.	202,000	760,083
Brii Biosciences Ltd.(a)	3,500	4,889
BYD Co. Ltd., Class A	29,471	1,052,576
BYD Co. Ltd., Class H	16,500	458,952
CanSino Biologics, Inc.(a)	1,183	43,204
China Longyuan Power Group Corp. Ltd., Class H	32,000	71,928
China Merchants Bank Co. Ltd., Class A	4,600	33,678
China Merchants Bank Co. Ltd., Class H	3,500	27,246
China Molybdenum Co. Ltd., Class H	30,000	15,423
China Suntien Green Energy Corp. Ltd.	56,000	31,337
Contemporary Amperex Technology Co. Ltd., Class A	12,600	1,006,357
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	45,900	110,628
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	121,000	208,041
Country Garden Services Holdings Co. Ltd.	5,000	21,063
CSPC Pharmaceutical Group Ltd.	138,080	158,218
Dali Foods Group Co. Ltd.(c)	89,000	46,430
Do-Fluoride New Materials Co. Ltd.	5,300	32,522
Dongyue Group Ltd.	17,000	23,031
East Money Information Co. Ltd., Class A	4,860	19,214
Ganfeng Lithium Co. Ltd., Class A	28,100	550,646
Ganfeng Lithium Co. Ltd., Class H(c)	8,200	115,365
Geely Automobile Holdings Ltd.	25,000	38,725
Gigadevice Semiconductor Beijing, Inc., Class A	2,200	48,434
GoerTek, Inc., Class A	17,100	91,886
Great Wall Motor Co. Ltd., Class H	3,500	5,493
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3,600	52,763
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,200	20,199
Hithink RoyalFlush Information Network Co. Ltd., Class A	24,400	365,453
Huadian Power International Corp. Ltd., Class H	120,000	36,729
Hunan Valin Steel Co. Ltd., Class A	32,400	27,893
Imeik Technology Development Co. Ltd.	3,100	230,193
Innovent Biologics, Inc.(a)(c)	6,500	21,873
JD Logistics, Inc.(a)(c)	4,900	11,918
JiuGui Liquor Co. Ltd.	1,300	30,072
KE Holdings, Inc., ADR(a)	15,642	193,492

Security	Shares	Value

China (continued)
Kingdee International Software Group Co. Ltd.(a)	10,000	$21,909
Kuaishou Technology(a)(c)	19,400	177,757
Lenovo Group Ltd.	202,000	218,818
Li Auto, Inc., ADR(a)	843	21,758
Li Ning Co. Ltd.	19,500	165,581
Logan Group Co. Ltd.	52,000	14,668
Meituan, Class B(a)(c)	28,400	538,008
Metallurgical Corp. of China Ltd., Class H	94,000	25,227
NAURA Technology Group Co. Ltd., Class A	3,500	149,248
NavInfo Co. Ltd.(a)	7,000	15,307
NetEase, Inc.	19,710	355,623
NIO, Inc., ADR(a)	8,536	179,683
PetroChina Co. Ltd., Class H	36,000	18,281
Pharmaron Beijing Co. Ltd.	3,300	61,018
Pinduoduo, Inc., ADR(a)	700	28,077
Ping An Insurance Group Co. of China Ltd., Class H	79,000	552,294
Postal Savings Bank of China Co. Ltd., Class H(c)	179,000	144,139
SG Micro Corp., Class A	1,600	81,603
Shandong Nanshan Aluminum Co. Ltd., Class A	102,000	64,823
Shanghai Junshi Biosciences Co. Ltd.(a)	8,464	116,124
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(c)	2,000	14,157
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,400	30,693
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,579	102,913
Shenzhen Capchem Technology Co. Ltd., Class A	6,230	79,319
Shenzhen Inovance Technology Co. Ltd., Class A	14,400	128,332
Shenzhen Kangtai Biological Products Co. Ltd., Class A	12,000	175,153
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,402	549,865
Shui On Land Ltd.	75,000	11,419
Sinotruk Hong Kong Ltd.	26,000	39,487
StarPower Semiconductor Ltd.	1,900	114,588
Sunac China Holdings Ltd.	171,000	98,149
Suzhou Maxwell Technologies Co. Ltd.	300	24,658
Tencent Holdings Ltd.	44,600	2,055,808
Trina Solar Co. Ltd.	2,431	22,325
Trip.com Group Ltd., ADR(a)	928	21,455
Uni-President China Holdings Ltd.	42,000	36,447
Vipshop Holdings Ltd., ADR(a)	31,130	280,170
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	8,100	29,701
WuXi AppTec Co. Ltd., Class A	6,100	106,951
WuXi AppTec Co. Ltd., Class H(c)	23,616	368,975
Wuxi Biologics Cayman, Inc.(a)(c)	39,500	313,654
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	7,200	65,640
Xiamen Tungsten Co. Ltd.	29,600	85,723
XPeng, Inc., ADR(a)	7,128	196,662
XPeng, Inc., Class A(a)	900	12,387
Xtep International Holdings Ltd.	8,500	12,702
Yadea Group Holdings Ltd.(c)	64,000	98,039
Yintai Gold Co. Ltd., Class A	12,000	17,578
Yunnan Energy New Material Co. Ltd., Class A	2,700	92,959
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	500	24,806
Zhejiang Huayou Cobalt Co. Ltd., Class A	28,200	429,945
Zijin Mining Group Co. Ltd., Class A	281,400	497,693
Zijin Mining Group Co. Ltd., Class H	172,000	260,832

		18,511,612

Colombia — 0.0%
Tecnoglass, Inc.	825	20,823

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark — 0.7%
AP Moeller - Maersk A/S, Class A	79	$233,239
AP Moeller - Maersk A/S, Class B	426	1,280,114
Carlsberg A/S, Class B	679	83,355
FLSmidth & Co. A/S	79	2,062
Genmab A/S(a)	847	305,897
Novo Nordisk A/S, Class B	12,217	1,355,062

		3,259,729

Finland — 1.4%
Kone OYJ, Class B	33,732	1,765,198
Nokia OYJ(a)	571,427	3,146,859
Nordea Bank Abp	144,018	1,482,232
Outokumpu OYJ(a)	15,464	82,329

		6,476,618

France — 2.4%
Atos SE	775	21,163
AXA SA	13,661	399,917
Electricite de France SA	18,137	170,237
Engie SA	51,036	670,970
Hermes International	901	1,275,227
Kering SA	956	603,549
Legrand SA	8,011	761,657
L’Oreal SA	9,677	3,865,430
LVMH Moet Hennessy Louis Vuitton SE	643	458,973
Pernod Ricard SA	3,549	779,754
Remy Cointreau SA	142	29,284
Rexel SA	34,551	737,589
Rubis SCA	6,716	197,403
Sartorius Stedim Biotech	295	120,777
Schneider Electric SE	590	99,055
Societe Generale SA	24,669	661,310
SPIE SA	5	118
Teleperformance	429	163,405
Valeo SA	8,781	162,193

		11,178,011

Germany — 2.2%
Allianz SE, Registered Shares	2,315	552,841
BASF SE	4,535	258,769
Bayer AG, Registered Shares	5,496	375,921
Bayerische Motoren Werke AG	6,269	541,751
Covestro AG(c)	269	13,546
Deutsche Bank AG, Registered Shares(a)	10,235	128,901
Deutsche Post AG, Registered Shares	21,168	1,010,812
DWS Group GmbH & Co. KGaA(c)	361	13,193
Evonik Industries AG	9,044	250,903
Fielmann AG	1,057	57,561
Freenet AG	7,007	187,514
Fresenius SE & Co. KGaA	794	29,153
HeidelbergCement AG	203	11,505
HUGO BOSS AG	2,756	158,999
Infineon Technologies AG	6,100	206,363
Jenoptik AG	4	120
Mercedes-Benz Group AG, Registered Shares	530	37,200
Merck KGaA	83	17,333
Rheinmetall AG	1,066	225,319
SAP SE	16,209	1,796,413
Scout24 SE(c)	3,948	225,084
Siemens AG, Registered Shares	26,638	3,688,491
Telefonica Deutschland Holding AG	89,988	244,749

Security	Shares	Value

Germany (continued)
thyssenkrupp AG(a)	14,679	$125,468
TUI AG(a)	7	22
Wacker Chemie AG	814	138,542

		10,296,473

Hong Kong — 0.7%
AIA Group Ltd.	160,000	1,670,700
ASM Pacific Technology Ltd.	1,400	14,094
Hang Seng Bank Ltd.	8,500	163,478
Kerry Properties Ltd.	7,500	21,128
Link REIT	69,300	590,175
Orient Overseas International Ltd.	1,500	39,514
Swire Pacific Ltd., Class A	10,000	60,811
Swire Properties Ltd.	85,000	210,052
Techtronic Industries Co. Ltd.	20,500	328,440
Towngas Smart Energy Co. Ltd.	27,000	14,103
Yuexiu Property Co. Ltd.	23,600	23,355

		3,135,850

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	80,314	705,670
OTP Bank Nyrt(a)	8,499	308,326

		1,013,996

India — 0.6%
Asian Paints Ltd.	5,276	213,489
City Union Bank Ltd.	6,503	11,018
HDFC Bank Ltd.	26,984	519,707
HDFC Life Insurance Co. Ltd.(c)	23,632	167,199
Housing Development Finance Corp. Ltd.	10,654	333,130
ICICI Prudential Life Insurance Co. Ltd.(c)	8,461	55,617
IndusInd Bank Ltd.	5,044	61,716
Kotak Mahindra Bank Ltd.	28,527	655,169
L&T Finance Holdings Ltd.(a)	21,198	22,374
Reliance Industries Ltd.	1,965	67,965
SBI Life Insurance Co. Ltd.(c)	22,819	336,193
Titan Co. Ltd.	1,474	49,104
TVS Motor Co. Ltd.	4,578	37,529

		2,530,210

Ireland — 1.8%
Accenture PLC, Class A	6,615	2,230,776
Alkermes PLC(a)	658	17,312
CRH PLC	1,955	78,086
Experian PLC	26,776	1,031,562
Flutter Entertainment PLC(a)	1,938	224,213
James Hardie Industries PLC	14,634	438,992
Kingspan Group PLC	3,870	378,280
Medtronic PLC	36,388	4,037,249

		8,436,470

Israel — 0.6%
Bank Hapoalim BM	83,524	826,940
Bank Leumi Le-Israel BM	13,186	142,049
Check Point Software Technologies Ltd.(a)	568	78,532
ironSource Ltd., Class A(a)	3,000	14,400
Israel Discount Bank Ltd., Class A	47,436	295,012
Mizrahi Tefahot Bank Ltd.	412	16,089
Nice Ltd.(a)	896	195,978
Teva Pharmaceutical Industries Ltd.(a)	22,246	207,650

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR(a)	113,872	$1,069,258
Tower Semiconductor Ltd.(a)	782	37,609

		2,883,517

Italy — 0.2%
Banca Generali SpA	471	17,427
Banca Mediolanum SpA	7,315	62,160
Banco BPM SpA	48,595	143,144
BPER Banca	58,466	101,972
Buzzi Unicem SpA	911	16,858
Enel SpA	2,370	15,824
Intesa Sanpaolo SpA	107,840	246,820
Mediobanca Banca di Credito Finanziario SpA	7,046	71,203
Telecom Italia SpA/Milano	65,840	24,172
UniCredit SpA	3,132	33,787
Unipol Gruppo SpA	10,577	58,015

		791,382

Japan — 4.2%
Advantest Corp.	2,100	163,955
Ajinomoto Co., Inc.	4,400	124,884
Alps Alpine Co. Ltd.	24,100	237,278
Amada Co. Ltd.	39,200	344,633
Asahi Kasei Corp.	39,500	341,657
Astellas Pharma, Inc.	3,100	48,437
Benesse Holdings, Inc.	1,800	33,026
Bridgestone Corp.	16,000	621,052
Calbee, Inc.	2,300	44,346
Canon, Inc.	3,200	77,997
Casio Computer Co. Ltd.	1,300	14,882
Chugai Pharmaceutical Co. Ltd.	4,500	150,158
Chugoku Electric Power Co., Inc.	2,100	14,603
Cosmo Energy Holdings Co. Ltd.	900	19,279
Daifuku Co. Ltd.	1,100	78,487
Daiichi Sankyo Co. Ltd.	5,800	126,654
Daikin Industries Ltd.	2,000	363,208
DMG Mori Co. Ltd.	1,600	21,674
Ebara Corp.	400	22,188
Eisai Co. Ltd.	1,300	60,227
FANUC Corp.	200	35,102
Fuji Media Holdings, Inc.	4,200	40,218
FUJIFILM Holdings Corp.	700	42,728
Hoya Corp.	6,700	763,518
IHI Corp.	700	16,724
Japan Post Holdings Co. Ltd.	34,700	254,845
Japan Tobacco, Inc.	145,900	2,491,619
Kaneka Corp.	600	17,331
Kao Corp.	14,600	596,127
Keyence Corp.	1,400	649,183
Konica Minolta, Inc.	10,900	45,755
Kuraray Co. Ltd.	2,200	18,938
Lawson, Inc.	3,000	114,840
Lintec Corp.	700	13,882
Mazda Motor Corp.	2,300	16,906
Mitsubishi Chemical Holdings Corp.	2,200	14,632
Mitsubishi Electric Corp.	2,100	24,085
Mitsui Mining & Smelting Co. Ltd.	1,700	46,449
Murata Manufacturing Co. Ltd.	2,700	177,857
NET One Systems Co. Ltd.	800	18,637
Nidec Corp.	2,500	197,458
Nikon Corp.	40,400	431,392

Security	Shares	Value

Japan (continued)
Nippon Shokubai Co. Ltd.	700	$30,411
Nippon Steel Corp.	7,400	130,570
Nippon Telegraph & Telephone Corp.	1,600	46,486
Nippon Television Holdings, Inc.	2,800	29,112
Nissan Motor Co. Ltd.(a)	13,100	58,208
Nissin Foods Holdings Co. Ltd.	300	21,035
Nitto Denko Corp.	1,700	121,870
Olympus Corp.	14,900	282,394
Omron Corp.	2,500	166,371
Otsuka Holdings Co. Ltd.	1,300	44,912
Recruit Holdings Co. Ltd.	42,500	1,846,498
Renesas Electronics Corp.(a)	1,900	22,015
Ricoh Co. Ltd.	53,400	462,432
Rohm Co. Ltd.	400	31,056
Santen Pharmaceutical Co. Ltd.	2,000	19,997
Seiko Epson Corp.	2,400	36,055
Sekisui House Ltd.	4,400	85,110
Shin-Etsu Chemical Co. Ltd.	2,700	410,220
Softbank Corp.	19,500	227,430
SoftBank Group Corp.	8,500	380,032
Sumitomo Chemical Co. Ltd.	386,800	1,771,085
Sumitomo Corp.	20,800	360,228
Sumitomo Mitsui Financial Group, Inc.	4,800	151,624
Sumitomo Rubber Industries Ltd.	12,800	117,281
Sundrug Co. Ltd.	600	14,613
Suntory Beverage & Food Ltd.	3,300	125,780
Sysmex Corp.	300	21,728
Teijin Ltd.	11,500	127,964
Terumo Corp.	14,400	435,722
Tokyo Electron Ltd.	4,000	2,054,244
Toshiba Corp.	2,600	98,783
Unicharm Corp.	5,100	183,222
Yamada Holdings Co. Ltd.(a)	60,800	189,020
Yamazaki Baking Co. Ltd.	1,600	19,678
Yokohama Rubber Co. Ltd.	1,400	19,264
ZOZO, Inc.	1,000	26,705

		19,106,006

Luxembourg — 0.1%
APERAM SA	292	12,906
ArcelorMittal SA	12,628	404,527
RTL Group SA(a)	2,957	163,946
SES SA	17	155

		581,534

Malaysia — 0.7%
AirAsia Group Bhd(a)	155,600	27,066
CIMB Group Holdings BHD	268,500	340,126
Hartalega Holdings Bhd	18,100	20,878
Hong Leong Bank Bhd	3,200	15,346
Inari Amertron Bhd	15,900	11,502
Kossan Rubber Industries	69,100	32,210
Malayan Banking BHD	229,500	487,736
Press Metal Aluminium Holdings Bhd	138,800	204,664
Public Bank BHD	1,258,400	1,395,918
QL Resources Bhd	18,750	22,385
RHB Bank BHD	11,900	16,868
Supermax Corp. Bhd	151,412	42,491

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	92,200	$107,226
Tenaga Nasional Bhd	152,500	326,417

		3,050,833

Mexico — 0.1%
Cemex SAB de CV(a)	51,147	27,489
Fomento Economico Mexicano SAB de CV	7,365	61,231
Grupo Financiero Banorte SAB de CV, Class O	16,826	126,512
Megacable Holdings SAB de CV, CPO	6,900	20,790
Orbia Advance Corp. SAB de CV	12,300	32,472

		268,494

Netherlands — 2.1%
ABN AMRO Bank NV(c)	5,518	70,464
ASML Holding NV	7,929	5,298,328
ASR Nederland NV	2,174	101,495
Heineken NV	4,756	454,815
IMCD NV	1,252	213,582
ING Groep NV	2,027	21,164
JDE Peet’s NV	1,865	53,498
Koninklijke Vopak NV	2,274	73,574
NXP Semiconductors NV	3,607	667,583
OCI NV(a)	681	24,042
Randstad NV	19,798	1,190,946
Signify NV(c)	10,999	511,645
Stellantis NV	1,142	18,488
Wereldhave NV	1	19
Wolters Kluwer NV	7,286	776,734

		9,476,377

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	12,370	207,571

Norway — 1.1%
Aker BP ASA	336	12,532
DNB Bank ASA	29,152	659,096
Equinor ASA	104,764	3,911,534
Gjensidige Forsikring ASA	762	18,895
Mowi ASA	2,534	68,256
Nordic Semiconductor ASA(a)	1,941	49,444
Norsk Hydro ASA	23,676	230,033
Orkla ASA	3,345	29,719
Schibsted ASA, Class A	1,000	24,648
Telenor ASA	1,037	14,880
Tomra Systems ASA	344	17,549

		5,036,586

Peru — 0.2%
Southern Copper Corp.	13,178	1,000,210

Poland — 0.0%
KGHM Polska Miedz SA	390	15,839
PGE Polska Grupa Energetyczna SA(a)	9,153	19,714

		35,553

Portugal — 0.1%
Jeronimo Martins SGPS SA	14,524	348,430

Russia(e) — 0.0%
Alrosa PJSC(a)	18,331	2
Gazprom PJSC	16,740	2
LUKOIL PJSC	2,916	—
MMC Norilsk Nickel PJSC	433	—

Security	Shares	Value

Russia (continued)
Mobile TeleSystems PJSC, ADR	1,880	$19
Novatek PJSC, GDR, Registered Shares(f)	545	6
Tatneft PJSC	9,355	1

		30

Saudi Arabia — 0.5%
Al Rajhi Bank	23,770	1,014,593
Riyad Bank	2,736	27,302
Saudi Arabian Mining Co.(a)	2,637	93,624
Saudi Arabian Oil Co.(c)	90,003	1,032,396
Saudi National Bank	9,230	173,671
Saudi Telecom Co.	2,705	77,399

		2,418,985

Singapore — 0.1%
City Developments Ltd.	2,400	13,874
Jardine Cycle & Carriage Ltd.	17,500	322,072
JOYY, Inc., ADR	732	26,886
Oversea-Chinese Banking Corp. Ltd.	10,300	93,440
United Overseas Bank Ltd.	8,800	205,903

		662,175

South Africa — 0.4%
AngloGold Ashanti Ltd.	1,768	41,951
Bidvest Group Ltd.	1,879	28,765
Capitec Bank Holdings Ltd.	266	42,363
FirstRand Ltd.	28,024	147,915
Foschini Group Ltd.	13,817	139,357
Gold Fields Ltd.	3,206	49,647
Impala Platinum Holdings Ltd.	2,045	31,477
MTN Group Ltd.	5,261	68,073
Naspers Ltd., N Shares	8,037	907,717
Pepkor Holdings Ltd.(c)	19,777	31,400
Sibanye Stillwater Ltd.	14,776	59,414
Standard Bank Group Ltd.	6,217	77,240
Woolworths Holdings Ltd.	19,971	78,677

		1,703,996

South Korea — 1.1%
AfreecaTV Co. Ltd.	229	27,754
Celltrion, Inc.	451	63,491
DB HiTek Co. Ltd.	704	42,903
Dongkuk Steel Mill Co. Ltd.	1,114	15,206
Hugel, Inc.(a)	97	11,058
Hyundai Mobis Co. Ltd.	378	66,623
Hyundai Motor Co.	301	44,410
Kakao Corp.	4,655	404,606
Kolon Industries, Inc.	207	10,730
Korea Gas Corp.	1,510	49,373
KT Corp.	2,538	74,339
LG Chem Ltd.	2,238	977,931
LG Household & Health Care Ltd.	23	16,224
Mando Corp.	468	19,249
NAVER Corp.	4,378	1,216,773
OCI Co. Ltd.	237	20,383
Osstem Implant Co. Ltd.(e)	218	21,393
POSCO Holdings, Inc.	901	216,126
Samsung C&T Corp.	173	16,153
Samsung Electronics Co. Ltd.	20,679	1,183,314
Samsung Engineering Co. Ltd.(a)	2,378	51,039
Samsung SDI Co. Ltd.	69	33,582

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
SillaJen, Inc.(a)(e)	770	$4,612
SK Hynix, Inc.	1,130	108,705
SK Innovation Co. Ltd.(a)	1,601	280,858
S-Oil Corp.	705	55,938

		5,032,773

Spain — 0.3%
Banco de Sabadell SA	76,823	62,776
Banco Santander SA	145,902	496,056
Fluidra SA	1,099	31,799
Industria de Diseno Textil SA	23,649	515,666
Repsol SA	2,634	34,503

		1,140,800

Sweden — 1.2%
Assa Abloy AB, Class B	16,621	446,766
Atlas Copco AB, A Shares	22,848	1,185,947
Castellum AB	5	123
Elekta AB, -B Shares	15,181	119,563
Indutrade AB	662	16,649
Intrum AB	6	162
Investor AB	3,583	83,372
Investor AB, B Shares	2,238	48,628
Pandox AB(a)	6	90
Saab AB	12,172	439,648
Spotify Technology SA(a)	4,473	675,512
Swedish Match AB	159,303	1,197,964
Telefonaktiebolaget LM Ericsson, B Shares	117,706	1,072,954
Trelleborg AB	14,448	334,506

		5,621,884

Switzerland — 0.8%
ABB Ltd., Registered Shares	9,784	317,400
Adecco Group AG, Registered Shares	1,192	54,071
Baloise Holding AG, Registered Shares	352	62,866
Cie Financiere Richemont SA, Class A, Registered Shares	1,761	223,215
Credit Suisse Group AG, Registered Shares	53,778	423,346
Dufry AG(a)	352	14,811
Holcim Ltd., Registered Shares	3,428	166,727
Julius Baer Group Ltd.	458	26,516
Novartis AG, Registered Shares	1,674	146,963
Partners Group Holding AG	188	232,782
PSP Swiss Property AG	122	16,023
Sika AG, Registered Shares	3,550	1,174,530
Straumann Holding AG, Registered Shares	116	185,216
Swiss Re AG	4,720	449,315
Tecan Group AG, Registered Shares	56	22,139
Temenos AG, Registered Shares	179	17,218
VAT Group AG(c)	134	51,019

		3,584,157

Taiwan — 2.6%
ASE Technology Holding Co. Ltd.	26,000	92,650
ASPEED Technology, Inc.	1,000	112,569
Cathay Financial Holding Co. Ltd.	73,595	164,274
China Steel Corp.	40,000	53,930
CTBC Financial Holding Co. Ltd.	483,000	492,228
Delta Electronics, Inc.	54,000	500,673
Eva Airways Corp.(a)	481,000	531,680
Evergreen Marine Corp. Taiwan Ltd.	85,000	395,093
Faraday Technology Corp.	41,000	428,623
Global Unichip Corp.	2,000	34,778

Security	Shares	Value

Taiwan (continued)
Kinsus Interconnect Technology Corp.	5,000	$33,248
Largan Precision Co. Ltd.	1,000	65,369
MediaTek, Inc.	58,000	1,804,990
momo.com, Inc.	1,300	42,255
Nan Ya Printed Circuit Board Corp.	4,000	71,801
Nanya Technology Corp.	45,000	107,346
Novatek Microelectronics Corp.	8,000	117,630
Parade Technologies Ltd.	3,000	187,494
Realtek Semiconductor Corp.	23,000	341,660
TA Chen Stainless Pipe	26,000	43,975
Taiwan Semiconductor Manufacturing Co. Ltd.	254,000	5,210,432
Tung Ho Steel Enterprise Corp.	33,500	81,590
Unimicron Technology Corp.	14,000	119,328
Uni-President Enterprises Corp.	266,000	607,055
United Microelectronics Corp.	18,000	33,056
USI Corp.	15,000	15,621
Vanguard International Semiconductor Corp.	4,000	17,224
Visual Photonics Epitaxy Co. Ltd.	7,000	27,315
Wisdom Marine Lines Co. Ltd.	28,000	83,915

		11,817,802

Thailand — 0.0%
Energy Absolute PCL, NVDR	33,400	98,028
Precious Shipping PCL, NVDR	34,100	17,448

		115,476

Turkey — 0.2%
Arcelik AS	8,421	34,725
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	7,447	16,326
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(a)	73,621	76,180
KOC Holding A/S	15,484	41,856
Koza Altin Isletmeleri AS(a)	2,336	22,816
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	11,778	20,760
Migros Ticaret AS(a)	4,570	14,228
Petkim Petrokimya Holding AS(a)	72,430	44,531
Sok Marketler Ticaret	15,986	13,609
Turk Telekomunikasyon AS	23,910	16,981
Turkcell Iletisim Hizmetleri A/S	240,065	368,808
Turkiye Petrol Rafinerileri A/S(a)	3,558	51,993
Yapi ve Kredi Bankasi AS	57,729	16,040

		738,853

United Kingdom — 2.7%
Anglo American PLC	23,239	1,215,638
Ashtead Group PLC	471	29,656
Aviva PLC	35,163	208,056
Babcock International Group PLC(a)	5	21
Bellway PLC	471	14,972
BP PLC	380,203	1,863,899
British American Tobacco PLC	106,110	4,456,321
CK Hutchison Holdings Ltd.	5,500	40,218
Coca-Cola Europacific Partners PLC	5,771	280,528
Diageo PLC	20,750	1,052,534
Direct Line Insurance Group PLC	23,450	84,499
Dunelm Group PLC	8	114
HomeServe PLC	13,288	147,152
IG Group Holdings PLC	7,079	76,034
Imperial Brands PLC	4,162	87,671
ITV PLC(a)	22,816	24,418
J Sainsbury PLC	11,813	39,098
Janus Henderson Group PLC	1,879	65,803

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
JD Sports Fashion PLC	29,128	$56,127
Johnson Matthey PLC	8,600	210,328
Kingfisher PLC	100,643	335,911
Linde PLC(a)	1,415	451,993
Lloyds Banking Group PLC	316,251	192,586
Phoenix Group Holdings PLC	4,714	37,768
RELX PLC	5,763	179,332
Rentokil Initial PLC	60,047	413,632
Rightmove PLC	83,903	693,428
Shell PLC	1,934	53,008
Smiths Group PLC	4,091	77,508
TechnipFMC PLC(a)	7,498	58,110
WPP PLC	14,618	191,322

		12,637,685

United States — 57.3%
3M Co.	2,860	425,797
Abbott Laboratories	15,827	1,873,284
AbbVie, Inc.	13,472	2,183,946
Adobe, Inc.(a)	3,214	1,464,363
Advanced Micro Devices, Inc.(a)	12,200	1,333,948
Agilent Technologies, Inc.	26,107	3,454,739
Air Lease Corp.	1,259	56,214
Align Technology, Inc.(a)	3,035	1,323,260
Alphabet, Inc., Class A(a)	1,558	4,333,343
Alphabet, Inc., Class C(a)	2,207	6,164,129
Altice USA, Inc., Class A(a)	20,478	255,565
Amazon.com, Inc.(a)	2,688	8,762,746
American Express Co.	2,583	483,021
American Homes 4 Rent, Class A	15,366	615,101
American Tower Corp.	615	154,500
Ameriprise Financial, Inc.	1,027	308,470
AMETEK, Inc.	422	56,202
Amgen, Inc.	4,828	1,167,507
Anthem, Inc.	1,364	670,024
Apple, Inc.	112,747	19,686,754
AT&T, Inc.	159,131	3,760,266
Atlassian Corp. PLC, Class A(a)	4,028	1,183,547
Axon Enterprise, Inc.(a)	4,459	614,138
Bank of America Corp.	108,474	4,471,298
Berkshire Hathaway, Inc., Class B(a)	4,727	1,668,206
Biogen, Inc.(a)	2,109	444,155
BioMarin Pharmaceutical, Inc.(a)	1,469	113,260
Boeing Co.(a)	13,372	2,560,738
Booking Holdings, Inc.(a)	570	1,338,616
Booz Allen Hamilton Holding Corp.	2,343	205,809
Boston Scientific Corp.(a)	15,449	684,236
Brighthouse Financial, Inc.(a)	5,929	306,292
Bristol-Myers Squibb Co.	34,647	2,530,270
Broadcom, Inc.	264	166,236
Brown-Forman Corp., Class B	7,612	510,156
Bruker Corp.	863	55,491
Builders FirstSource, Inc.(a)	450	29,043
Cadence Design Systems, Inc.(a)	549	90,289
Capital One Financial Corp.	6,300	827,127
Caterpillar, Inc.	1,248	278,079
CBRE Group, Inc., Class A(a)	6,701	613,276
CH Robinson Worldwide, Inc.	2,847	306,650
Charles River Laboratories International, Inc.(a)	105	29,817
Charles Schwab Corp.	2,433	205,126
Charter Communications, Inc., Class A(a)	221	120,560

Security	Shares	Value

United States (continued)
Chevron Corp.	662	$107,793
Cigna Corp.	8,751	2,096,827
Cirrus Logic, Inc.(a)	273	23,148
Citigroup, Inc.	39,099	2,087,887
Clean Harbors, Inc.(a)	439	49,010
CMS Energy Corp.	4,863	340,118
Colgate-Palmolive Co.	345	26,161
Comcast Corp., Class A	94,267	4,413,581
Continental Resources, Inc.	736	45,139
Costco Wholesale Corp.	2,790	1,606,621
Credit Acceptance Corp.(a)	179	98,516
Crown Castle International Corp.	8,635	1,594,021
CSX Corp.	2,058	77,072
CubeSmart	10,770	560,363
CVS Health Corp.	15,685	1,587,479
Danaher Corp.	7,058	2,070,323
Dell Technologies, Inc., Class C(a)	2,997	150,419
Devon Energy Corp.	9,568	565,756
Discover Financial Services	2,235	246,275
Donaldson Co., Inc.	2,702	140,315
DTE Energy Co.	14,720	1,946,131
East West Bancorp, Inc.	2,296	181,430
Eaton Corp. PLC	1,414	214,589
Edwards Lifesciences Corp.(a)	3,627	426,970
Electronic Arts, Inc.	123	15,561
Eli Lilly & Co.	5,108	1,462,778
Emerson Electric Co.	327	32,062
Entergy Corp.	10,810	1,262,067
EOG Resources, Inc.	21,854	2,605,652
EPAM Systems, Inc.(a)	755	223,941
Equifax, Inc.	4,545	1,077,619
Equinix, Inc.	29	21,507
Equitable Holdings, Inc.	875	27,046
Equity Residential	9,597	862,962
Essent Group Ltd.	1,044	43,023
Estee Lauder Cos., Inc., Class A	3,402	926,433
Evercore, Inc., Class A	117	13,024
Everest Re Group Ltd.	161	48,522
Evergy, Inc.	1,575	107,635
Eversource Energy	1,024	90,307
Expedia Group, Inc.(a)	3,434	671,931
Expeditors International of Washington, Inc.	8,082	833,739
Exxon Mobil Corp.	42,353	3,497,934
FactSet Research Systems, Inc.	915	397,247
Fidelity National Financial, Inc.	4,569	223,150
Fidelity National Information Services, Inc.	15,989	1,605,615
First Republic Bank	544	88,182
Fortinet, Inc.(a)	47	16,062
Fox Corp., Class A	2,774	109,434
Fox Corp., Class B	1,145	41,541
Garmin Ltd.	255	30,246
Gartner, Inc.(a)	4,055	1,206,200
General Dynamics Corp.	13,057	3,149,087
Genuine Parts Co.	4,945	623,169
Gilead Sciences, Inc.	9,248	549,794
Graco, Inc.	211	14,711
Halliburton Co.	13,027	493,332
Hartford Financial Services Group, Inc.	1,494	107,284
HEICO Corp., Class A	510	64,683
Hewlett Packard Enterprise Co.	36,093	603,114
Highwoods Properties, Inc.	417	19,074

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hologic, Inc.(a)	1,916	$147,187
Home Depot, Inc.	4,665	1,396,374
Honeywell International, Inc.	26,526	5,161,429
HP, Inc.	2,744	99,607
HubSpot, Inc.(a)	331	157,205
Humana, Inc.	203	88,340
Huntington Ingalls Industries, Inc.	328	65,416
IDEXX Laboratories, Inc.(a)	3,027	1,655,951
Illinois Tool Works, Inc.	289	60,517
Intel Corp.	52,487	2,601,256
Interactive Brokers Group, Inc., Class A	355	23,398
International Game Technology PLC	1,362	33,614
Intuit, Inc.	9,296	4,469,889
Invesco Ltd.	20,259	467,173
Invitation Homes, Inc.	4,064	163,292
Iridium Communications, Inc.(a)	568	22,902
ITT, Inc.	544	40,914
Jefferies Financial Group, Inc.	567	18,626
Johnson & Johnson	41,233	7,307,725
JPMorgan Chase & Co.	27,029	3,684,593
Juniper Networks, Inc.	10,257	381,150
Keysight Technologies, Inc.(a)	4,602	726,978
KLA Corp.	386	141,299
Lam Research Corp.	139	74,728
Lamar Advertising Co., Class A	164	19,054
Lattice Semiconductor Corp.(a)	602	36,692
Life Storage, Inc.	428	60,104
Lincoln Electric Holdings, Inc.	127	17,502
Lockheed Martin Corp.	8,014	3,537,380
Lowe’s Cos., Inc.	2,993	605,155
Manhattan Associates, Inc.(a)	1,815	251,759
Marathon Oil Corp.	3,832	96,222
Marsh & McLennan Cos., Inc.	10,122	1,724,991
Masco Corp.	3,706	189,006
Masimo Corp.(a)	103	14,991
MasTec, Inc.(a)	2,754	239,873
Mastercard, Inc., Class A	1,328	474,601
MaxLinear, Inc.(a)	312	18,205
McKesson Corp.	1,219	373,172
Merck & Co., Inc.	67,817	5,564,385
Meta Platforms, Inc., Class A(a)	7,104	1,579,645
MetLife, Inc.	55,063	3,869,828
Mettler-Toledo International, Inc.(a)	747	1,025,773
Microchip Technology, Inc.	333	25,022
Microsoft Corp.	62,927	19,401,023
Mid-America Apartment Communities, Inc.	395	82,733
Moderna, Inc.(a)	1,112	191,553
Monolithic Power Systems, Inc.	2,549	1,237,998
Moody’s Corp.	3,348	1,129,649
MP Materials Corp.(a)	15,828	907,578
National Vision Holdings, Inc.(a)	5,312	231,444
Nexstar Media Group, Inc., Class A	480	90,470
NextEra Energy, Inc.	5,862	496,570
Northrop Grumman Corp.	203	90,786
nVent Electric PLC	701	24,381
NVIDIA Corp.	19,746	5,387,894
Occidental Petroleum Corp.	2,262	128,346
OGE Energy Corp.	2,830	115,407
Old Dominion Freight Line, Inc.	861	257,163
Otis Worldwide Corp.	7,696	592,207
Ovintiv, Inc.	1,101	59,561

Security	Shares	Value

United States (continued)
Park Hotels & Resorts, Inc.	1,955	$38,181
Paychex, Inc.	14,861	2,028,081
Paycom Software, Inc.(a)	622	215,448
Paylocity Holding Corp.(a)	273	56,175
PayPal Holdings, Inc.(a)	5,774	667,763
Perrigo Co. PLC	1,496	57,491
Pfizer, Inc.	47,960	2,482,889
Philip Morris International, Inc.	32,629	3,065,168
Phillips 66	2,038	176,063
Pinnacle Financial Partners, Inc.	400	36,832
PNC Financial Services Group, Inc.	3,242	597,987
PotlatchDeltic Corp.	2	105
Power Integrations, Inc.	242	22,429
Prologis, Inc.	6,242	1,007,958
Pure Storage, Inc., Class A(a)	2,024	71,467
PVH Corp.	1,291	98,903
Qualcomm, Inc.	7,129	1,089,454
Quanta Services, Inc.	326	42,905
Ralph Lauren Corp.	9,177	1,041,039
Regeneron Pharmaceuticals, Inc.(a)	407	284,257
Regions Financial Corp.	14,106	314,000
Reinsurance Group of America, Inc.	189	20,688
Reliance Steel & Aluminum Co.	1,582	290,060
Republic Services, Inc.	18,628	2,468,210
RingCentral, Inc., Class A(a)	708	82,985
Roper Technologies, Inc.	44	20,778
Ryder System, Inc.	3,860	306,214
S&P Global, Inc.	11,224	4,603,860
salesforce.com, Inc.(a)	6,469	1,373,498
SBA Communications Corp.	2,872	988,255
Schlumberger NV	33,331	1,376,904
Semtech Corp.(a)	668	46,319
Service Corp. International	9,762	642,535
ServiceNow, Inc.(a)	4,228	2,354,531
Silicon Laboratories, Inc.(a)	93	13,969
Simon Property Group, Inc.	6,992	919,868
Sirius XM Holdings, Inc.	156,272	1,034,521
SiteOne Landscape Supply, Inc.(a)	949	153,444
Skechers USA, Inc., Class A(a)	8,696	354,449
Snap, Inc., Class A(a)	1,595	57,404
Snap-on, Inc.	5,322	1,093,565
Stifel Financial Corp.	4,229	287,149
STORE Capital Corp.	4,133	120,808
Sun Communities, Inc.	1,015	177,919
SVB Financial Group(a)	408	228,256
Synaptics, Inc.(a)	213	42,493
Synchrony Financial	3,276	114,038
Syneos Health, Inc.(a)	94	7,609
Tandem Diabetes Care, Inc.(a)	1,255	145,944
TE Connectivity Ltd.	812	106,356
Tesla, Inc.(a)	4,528	4,879,373
Texas Instruments, Inc.	5,043	925,290
Textron, Inc.	662	49,240
Thermo Fisher Scientific, Inc.	1,773	1,047,222
TJX Cos., Inc.	294	17,811
Toll Brothers, Inc.	740	34,795
Travel + Leisure Co.	1,024	59,331
Travelers Cos., Inc.	11,838	2,163,158
Trex Co., Inc.(a)	201	13,131
Truist Financial Corp.	3,816	216,367
U.S. Bancorp	5,256	279,356

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
UGI Corp.	4,782	$173,204
Ulta Beauty, Inc.(a)	1,253	498,970
Union Pacific Corp.	4,786	1,307,583
United Parcel Service, Inc., Class B	11,447	2,454,924
United Rentals, Inc.(a)	48	17,050
United Therapeutics Corp.(a)	290	52,029
UnitedHealth Group, Inc.	1,770	902,647
Unum Group	761	23,979
Valero Energy Corp.	1,375	139,617
Valvoline, Inc.	759	23,954
Verizon Communications, Inc.	2,574	131,120
Vertex Pharmaceuticals, Inc.(a)	800	208,776
Viatris, Inc.	11,039	120,104
Visa, Inc., Class A	27,339	6,062,970
Voya Financial, Inc.	14,017	930,028
W R Berkley Corp.	783	52,140
Walmart, Inc.	10,123	1,507,517
Waste Connections, Inc.	2,979	416,166
Waste Management, Inc.	245	38,832
Waters Corp.(a)	139	43,144
Wells Fargo & Co.	18,692	905,814
Western Digital Corp.(a)	8,589	426,444
Wintrust Financial Corp.	469	43,584
Workday, Inc., Class A(a)	9,610	2,301,211
Zebra Technologies Corp., Class A(a)	109	45,093
Zoetis, Inc.	8,409	1,585,853

		263,769,943

Total Common Stocks — 97.3% (Cost: $393,784,343)		448,074,903

Preferred Securities

Preferred Stocks — 0.5%

Brazil — 0.3%
Azul SA, Preference Shares(a)	5,792	29,100
Banco Bradesco SA, Preference Shares	302,737	1,412,885
Braskem SA, Preference Shares, Class A	2,889	26,881
Gerdau SA, Preference Shares	4,784	30,958

		1,499,824

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares	228	17,661
Fuchs Petrolub SE, Preference Shares	2,117	76,808
Sartorius AG, Preference Shares	821	362,343
Volkswagen AG, Preference Shares	3,637	625,023

		1,081,835

Total Preferred Securities — 0.5% (Cost: $2,514,194)		2,581,659

Total Long-Term Investments — 97.8% (Cost: $396,298,537)		450,656,562

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(g)(h)	8,952,825	8,952,825
SL Liquidity Series, LLC, Money Market Series, 0.43%(g)(h)(i)	857,931	857,674

		9,810,499

Security		Par (000)	Value

Time Deposits — 0.0%

Australia — 0.0%
Australia & New Zealand Banking Group Ltd., (0.05%), 12/31/49	AUD	5	$3,466
Brown Brothers Harriman & Co., 0.20%, 12/31/49	NZD	2	1,364

			4,830

Canada — 0.0%
Brown Brothers Harriman & Co., 0.07%, 12/31/49	CAD	25	19,727

Denmark — 0.0%
Brown Brothers Harriman & Co., (0.76%), 12/31/49	DKK	57	8,444

Europe — 0.0%
Brown Brothers Harriman & Co., (0.78%), 12/31/49	EUR	3	3,411

Japan — 0.0%
Sumitomo Bank Tokyo, (0.29%), 12/31/49	JPY	477	3,922

South Africa — 0.0%
Brown Brothers Harriman & Co., 4.10%, 12/31/49	ZAR	63	4,302

Switzerland — 0.0%
BNP Paribas, Paris, (1.37%), 12/31/49	CHF	5	5,644

			50,280

Total Short-Term Securities — 2.2% (Cost: $9,860,610)			9,860,779

Total Investments — 100.0% (Cost: $406,159,147)			460,517,341

Other Assets Less Liabilities — 0.0%			143,574

Net Assets — 100.0%			$460,660,915

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$15,097,478	$—	$(6,144,653)	(a)	$—	$—	$8,952,825	8,952,825	$995		$—
SL Liquidity Series, LLC, Money Market Series	1,213,407	—	(354,538)	(a)	(1,357)	162	857,674	857,931	6,215	(b)	—

					$(1,357)	$162	$9,810,499		$7,210		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	23	06/17/22	$ 2,466	$96,828
MSCI Emerging Markets Index	19	06/17/22	1,069	33,862
S&P 500 E-Mini Index	24	06/17/22	5,437	364,173

				$494,863

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$5,713,995	$—	$5,713,995
Austria	—	181,532	—	181,532
Belgium	—	92,710	—	92,710
Brazil	2,365,517	—	—	2,365,517
Canada	22,830,305	—	—	22,830,305
China	2,055,795	16,455,817	—	18,511,612
Colombia	20,823	—	—	20,823
Denmark	—	3,259,729	—	3,259,729
Finland	—	6,476,618	—	6,476,618
France	—	11,178,011	—	11,178,011
Germany	—	10,296,473	—	10,296,473
Hong Kong	—	3,135,850	—	3,135,850
Hungary	—	1,013,996	—	1,013,996
India	—	2,530,210	—	2,530,210
Ireland	6,285,337	2,151,133	—	8,436,470
Israel	1,162,190	1,721,327	—	2,883,517
Italy	—	791,382	—	791,382
Japan	—	19,106,006	—	19,106,006
Luxembourg	—	581,534	—	581,534
Malaysia	756,271	2,294,562	—	3,050,833
Mexico	268,494	—	—	268,494
Netherlands	721,081	8,755,296	—	9,476,377
New Zealand	—	207,571	—	207,571
Norway	—	5,036,586	—	5,036,586
Peru	1,000,210	—	—	1,000,210
Poland	—	35,553	—	35,553
Portugal	—	348,430	—	348,430
Russia	—	—	30	30
Saudi Arabia	—	2,418,985	—	2,418,985
Singapore	26,886	635,289	—	662,175
South Africa	199,522	1,504,474	—	1,703,996
South Korea	—	5,006,768	26,005	5,032,773
Spain	—	1,140,800	—	1,140,800
Sweden	675,512	4,946,372	—	5,621,884
Switzerland	—	3,584,157	—	3,584,157
Taiwan	—	11,817,802	—	11,817,802
Thailand	—	115,476	—	115,476
Turkey	585,776	153,077	—	738,853
United Kingdom	1,003,586	11,634,099	—	12,637,685
United States	263,769,943	—	—	263,769,943
Preferred Securities
Preferred Stocks
Brazil	1,499,824	—	—	1,499,824
Germany	—	1,081,835	—	1,081,835
Short-Term Securities
Money Market Funds	8,952,825	—	—	8,952,825
Time Deposits	—	50,280	—	50,280

	$314,179,897	$145,453,735	$26,035	459,659,667

Investments Valued at NAV(a)				857,674

				$460,517,341

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Assets
Equity Contracts	$494,863	$—	$—	$494,863

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

JPY	Japanese Yen

NZD	New Zealand Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PIPE	Private Investment in Public Equity

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12